March 10, 2008

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A
(File No. 811-21988)

Prudential Retirement Security Annuity II
(File No. 333-145632)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2007 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual report with respect to the following specific portfolios: Advanced Series Trust (“AST”) Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio and AST Money Market Portfolio.

1.	Filer/Entity:	Advanced Series Trust
	Registration No.:	811-05186
	CIK No.:	0000814679
	Accession No.:	0001209286-08-000095
	Date of Filing:	2008-03-07

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ John M. Ewing

John M. Ewing

Vice President and Corporate Counsel